CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES
Summary of amortized cost, gross unrealized gains and losses, and fair value of cash, cash equivalents, and marketable securities

The amortized cost, gross unrealized gains and losses, and fair value of cash, cash equivalents, and marketable securities as of December 31, 2020 and 2019, are as follows (in thousands):

	December 31, 2020
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$709,924	$—	$—	$709,924	$709,924	$—
Money market funds	618,197	—	—	618,197	618,197	—
Commercial paper	81,037	1	—	81,038	81,038	—
Corporate debt securities	29,891	26	(2)	29,915	3,506	26,409
Asset-backed securities	12,518	19	(4)	12,533	—	12,533
U.S. agency securities	6,993	2	—	6,995	—	6,995
U.S. Treasury securities	1,700	—	—	1,700	—	1,700
Total	$1,460,260	$48	$(6)	$1,460,302	$1,412,665	$47,637

	December 31, 2019
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$366,358	$—	$—	$366,358	$366,358	$—
Money market funds	30,935	—	—	30,935	30,935	—
Commercial paper	19,997	1	(4)	19,994	7,038	12,956
Corporate debt securities	16,417	12	(1)	16,428	—	16,428
Asset-backed securities	12,482	12	(2)	12,492	—	12,492
U.S. agency securities	749	—	—	749	749	—
U.S. Treasury securities	1,000	—	—	1,000	—	1,000
Non-U.S. securities	700	—	—	700	—	700
Total	$448,638	$25	$(7)	$448,656	$405,080	$43,576

Summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss

A summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss is as follows (in thousands):

	Less than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2020	Value	Losses	Value	Losses	Value	Losses
Commercial paper	$19,296	$—	$—	$—	$19,296	$—
Corporate-debt securities	7,538	(2)	—	—	7,538	(2)
Asset-backed securities	4,611	(4)	—	—	4,611	(4)
Total	$31,445	$(6)	$—	$—	$31,445	$(6)

	Less than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2019	Value	Losses	Value	Losses	Value	Losses
Commercial paper	$15,059	$(4)	$—	$—	$15,059	$(4)
Corporate-debt securities	3,166	(1)	—	—	3,166	(1)
Asset-backed securities	4,258	(2)	—	—	4,258	(2)
Non-U.S. securities	700	—	—	—	700	—
Total	$23,183	$(7)	$—	$—	$23,183	$(7)

Summary of contractual maturities of debt securities

The scheduled contractual maturities of debt securities as of December 31, 2019 are as follows (in thousands):

			After
			1 Year
		Within	through
December 31, 2020	Fair Value	1 Year	5 Years
Commercial paper	$81,038	$81,038	$—
Corporate-debt securities	29,915	29,915	—
Asset-backed securities	12,533	12,533	—
U.S. agency securities	6,995	6,995	—
U.S. Treasury securities	1,700	1,700	—
Total	$132,181	$132,181	$—